Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Recognized Share-Based Compensation Expense
Recognized Share-Based Compensation Expense
Year ended December 31 (in millions)	2012	2011	2010
Stock options	$131	$116	$103
Restricted share units	154	149	136
Employee stock purchase plans	16	13	12
Total	$301	$278	$251

Stock Option Fair Value and Significant Assumptions
	2012	2011	2010
RSUs fair value	$27.80	$22.78	$16.94
Stock options fair value	$7.38	$6.96	$5.11
Stock Option Valuation Assumptions:
Dividend yield	2.2%	1.8%	2.1%
Expected volatility	29.0%	28.1%	28.0%
Risk-free interest rate	1.7%	2.8%	3.4%
Expected option life (in years)	7.0	7.0	7.0

Stock Option Activity
2012 Stock Options and Restricted Share Units
As of December 31, 2012, unless otherwise stated (in millions, except per share data)	Stock Options	RSUs
Awards granted during 2012	22	8
Weighted-average exercise price	$30.00
Weighted-average fair value at grant date		$27.80

Stock options outstanding and nonvested RSUs(a)	113	29
Weighted-average exercise price of stock options outstanding	$21.86
Weighted-average fair value at grant date of nonvested RSUs		$20.90